October 15, 2015

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:       Dreyfus Variable Investment Fund

            -Money Market Portfolio

1933 Act File No.: 33-13690

1940 Act File No.: 811-05125

CIK No.:  0000813383

Dear Sir/Madam:

On October 9, 2015, Money Market Portfolio, a series of Dreyfus Variable Investment Fund transmitted a supplement, dated October 9, 2015, to the above-referenced Fund's Prospectus dated May 1, 2015. Such filing was transmitted and filed with the Securities and Exchange Commission with the Accession Number: 0000914775-15-000079.

This filing was inadvertently filed on behalf of Money Market Portfolio, a series of Dreyfus Variable Investment Fund in error.

Please address any comments or questions to the attention of the undersigned at (212) 922-6906.

Very truly yours,

/s/ Elyse Cardona

Elyse Cardona

                                                                                                            Senior Paralegal